Commitments and Contingencies (Details) - Schedule of income tax and Value added tax corresponding to the years	12 Months Ended
Dec. 31, 2019
Cementos Pacasmayo S.A.A. [Member]
Commitments and Contingencies (Details) - Schedule of income tax and Value added tax corresponding to the years [Line Items]
Income tax	2015-2019
Value-added tax	Dec. 2015-2019
Cementos Selva S.A. [Member]
Commitments and Contingencies (Details) - Schedule of income tax and Value added tax corresponding to the years [Line Items]
Income tax	2015-2019
Value-added tax	Dec. 2015-2019
Distribuidora Norte Pacasmayo S.R.L. [Member]
Commitments and Contingencies (Details) - Schedule of income tax and Value added tax corresponding to the years [Line Items]
Income tax	2015-2019
Value-added tax	Dec. 2015-2019
Empresa de Transmisión Guadalupe S.A.C. [Member]
Commitments and Contingencies (Details) - Schedule of income tax and Value added tax corresponding to the years [Line Items]
Income tax	2015-2019
Value-added tax	Dec. 2015-2019
Salmueras Sudamericanas S.A. [Member]
Commitments and Contingencies (Details) - Schedule of income tax and Value added tax corresponding to the years [Line Items]
Income tax	2015-2019
Value-added tax	Dec. 2015-2019
Calizas del Norte S.A.C. [Member]
Commitments and Contingencies (Details) - Schedule of income tax and Value added tax corresponding to the years [Line Items]
Income tax	2015-2019
Value-added tax	Dec. 2015-2019
Soluciones Takay S.A.C. [Member]
Commitments and Contingencies (Details) - Schedule of income tax and Value added tax corresponding to the years [Line Items]
Income tax	2019
Value-added tax	Mar.2019-Dec.2019